Future aircraft leases payments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Aircraft Under Operating Leases	The following is the summary of future financial lease commitments:

Aircraft
Less than one year	316,334
Between one and five years	1,117,208
More than five years	963,206

$2,396,748

Schedule of Seven Spare Engines Under Operating Leases

The Group has 54 aircraft that are under operating leases with an average lease term of 50 months. Operating leases can be renewed, in accordance with the Administration’s business plan. The following is the summary of the future commitments of operating leases:

Aircraft
Less than one year	245,579
Between one and five years	668,403
More than five years	186,711

$1,100,693

The Group has 6 engines under an operating lease contract for its aircraft fleet of the E190 and A320 families. The following is the summary of the future commitments of operating leases:

Engines
Less than one year	10,131
Between one and five years	28,513
More than five years	9,378

$48,022

Schedule of Future Minimum Income from Lease Agreements

As of December 31, 2018 the Group had two Airbus A319, one Airbus A330F and one Airbus A330, under operating lease to OceanAir Linhas Aéreas, S.A. and two E-190 to Aerolitoral, S.A. de C.V. Future minimum income from these lease agreements is as follows:

Aircraft
Less than one year	26,442
Between one and five years	52,543
More than five years	20,720

$99,705

On February 2019, the Group signed a termination of the operative leases of one Airbus A330F and one Airbus A330 with OceanAir Linhas Aéreas, S.A. which modifies the future minimum income from these lease agreements as follows:

Aircraft
Less than one year	15,142
Between one and five years	6,493
More than five years	—

$21,635

Expenses of Amount Recognized Payments	The amount of recognized payments has expenses during the year is as follows:

	December 2018	December 2017	December 2016
Leases minimum payments	$267,708	$278,772	$314,493